Convertible Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Note Payable

Note 13 – Convertible Note Payable, Related Party

Convertible note payable, related party consists of the following at September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022
On September 27, 2022, the Company completed the sale of a Convertible Promissory Note in the principal amount of $750,000 (the “Convertible McCabe Note”) to Dr. John McCabe, an affiliate investor. The unsecured note matures on September 16, 2024 (the “Maturity Date”), bears interest at a rate of 8% per annum, and the principal and interest is convertible into shares of the Company’s convertible Series B common stock at a conversion price of $15 per share.	$750,000	$750,000

Total convertible note payable, related party	750,000	750,000
Less: current maturities	-	-
Convertible note payable, related party, long-term portion	$750,000	$750,000

The Company recorded interest expense pursuant to the stated interest rates on the convertible note, related party in the amount of $44,877 and $43,899 for the nine months ended September 30, 2023 and 2022, respectively.

Note 14 – Convertible Note Payable

Convertible note payable consists of the following at December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021
On September 27, 2022, the Company completed the sale of a Convertible Promissory Note in the principal amount of $750,000 (the “Convertible McCabe Note”) to Dr. John McCabe. The unsecured note matures on 16, 2024 (the “Maturity Date”), bears interest at a rate of 8% per annum, and the principal and interest is convertible into shares of the Company’s convertible Series B common stock at a conversion price of $15 per share.	$750,000	$-

On September 24, 2021, the Company completed the sale of a (i) Promissory Note in the principal amount of $750,000 (the “Second AJB Note”) to AJB Capital Investments LLC (“AJB Capital”), (ii) a three-year warrant to purchase 1,500,000 shares of the Company’s common stock at an initial exercise price of $0.25 per share, and (iii) a three-year warrant to purchase 2,000,000 shares of the Company’s common stock at an initial exercise price of $0.50 per share, for an aggregate purchase price of $705,000, pursuant to a Securities Purchase Agreement between the Company and AJB Capital (the “Purchase Agreement”). The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 197% and a call option value of $0.1053 and $0.1001, respectively, was $358,017, and is being amortized as a debt discount over the life of the loan. The Company received net proceeds of $678,750 after deductions of debt discounts, consisting of $45,000 pursuant to an original issue discount, $15,000 of legal fees and $11,250 of brokerage fees.

The Note matures on September 24, 2022 (the “Maturity Date”), bears interest at a rate of 8% per annum, and, following an event of default only, is convertible into shares of the Company’s common stock at a conversion price equal to the lesser of 90% of the lowest trading price during (i) the 20 trading day period preceding the issuance date of the note, or (ii) the 20 trading day period preceding date of conversion of the Note. The Note is also subject to covenants, events of defaults, penalties, default interest and other terms and conditions customary in transactions of this nature.

Pursuant to the Purchase Agreement, the Company paid a commitment fee to AJB Capital in the amount of $250,000 (the “Commitment Fee”) in the form of 1,250,000 shares of the Company’s common stock (the “Commitment Fee Shares”). During the six month period following the six month anniversary of the closing date, AJB Capital shall be entitled to be issued additional shares of common stock of the Company to the extent AJB Capital’s sale of the Commitment Fee Shares has resulted in net proceeds in an amount less than the Commitment Fee. The Commitment Fee Shares resulted in a debt discount of $150,062 that is being amortized over the life of the loan.

The obligations of the Company to AJB Capital under the Note and the Purchase Agreement are secured by a lien on the Company’s assets pursuant to a Security Agreement between the Company and AJB Capital. The note was repaid on September 27, 2022.

	$-	$750,000

Total convertible notes payable	750,000	750,000
Less: unamortized debt discounts	-	412,673
Convertible note payable, net of discounts	$750,000	$337,327

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company recognized debt discounts for the years ended December 31, 2022 and 2021, as follows:

	December 31,	December 31,
	2022	2021

Fair value of 3,250,000 commitment shares of common stock	$106,894	$418,312
Fair value of warrants to purchase 3,500,000 shares of common stock	255,026	358,017
Original issue discounts	32,055	53,700
Legal and brokerage fees	18,698	39,300
Total debt discounts	412,673	869,329
Amortization of debt discounts	412,673	456,656
Unamortized debt discounts	$-	$412,673

The aggregate debt discounts of $869,329 incurred during the year ended December 31, 2021, were amortized over the life of the loans using the straight-line method, which approximated the effective interest method. The Company recorded finance expense in the amount of $412,673 and $456,656 on the amortization of these discounts for the years ended December 31, 2022 and 2021, respectively.

The convertible note limits the maximum number of shares that can be owned by the note holder as a result of the conversions to common stock to 4.99% of the Company’s issued and outstanding shares.

The Company recorded interest expense pursuant to the stated interest rates on the convertible notes in the amount of $59,023 and $36,243 for the years ended December 31, 2022 and 2021, respectively. In addition, the Company recognized $412,673 and $456,656 of interest expense related to the debt discounts for the years ended December 31, 2022 and 2021, respectively.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS